SCHEDULE OF MATURITIES OF BANK LOANS (Details) - SGD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Carrying amount	$ 8,828	$ 7,981
Year one	5,204	4,241
Year two	204	203
Year three	204	203
Year four	204	203
Year five	197	203
Thereafter	2,815	2,928
Secured Floating Rate Bank Loans [Member]
Short-Term Debt [Line Items]
Carrying amount	8,715	7,841
Year one	5,180	4,218
Year two	180	180
Year three	180	180
Year four	180	180
Year five	180	180
Thereafter	2,815	2,903
Secured Floating Interest [Member]
Short-Term Debt [Line Items]
Carrying amount	113	140
Year one	24	23
Year two	24	23
Year three	24	23
Year four	24	23
Year five	17	23
Thereafter		$ 25